Securities Act of 1933 File No.: 33-56094
                               Investment Company Act of 1940 File No.: 811-7428

                            ING WORLDWIDE GROWTH FUND

                         SUPPLEMENT DATED APRIL 21, 2003
                           TO THE CLASS A, B, C, AND M
             INTERNATIONAL EQUITY AND GLOBAL EQUITY FUNDS PROSPECTUS
                               DATED MARCH 1, 2003

The section entitled "Management of the Fund- Worldwide Growth Fund" on page 33 of the prospectus is deleted and and replaced with the following:

WORLDWIDE GROWTH FUND

The international portion of the Worldwide Growth Fund's assets has been managed by a team of investment professionals led by Richard T. Saler and Philip A. Schwartz since October of 2000. Messrs. Saler and Schwartz are each a Senior Vice President and Director of International Investment Strategy at ING. Prior to joining ING in July of 2000, Messrs. Saler and Schwartz were each a Senior Vice President and Director of International Equity Investment Strategy at Lexington Management Corporation which was acquired by the Adviser's parent company in July of 2000.

The domestic equity portion of the Worldwide Growth Fund's assets has been managed by a team of investment professionals led by James A. Vail since April of 2003. Mr. Vail has served as Senior Vice President and Portfolio Manager of ING since July of 2000. He is a chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 25 years of investment experience. Prior to joining ING in 2000, Mr. Vail was Vice President at Lexington, which he joined in 1991.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                       Securities Act of 1933 File No.: 33-56094
                               Investment Company Act of 1940 File No.: 811-7428

                            ING WORLDWIDE GROWTH FUND

                         SUPPLEMENT DATED APRIL 21, 2003
                                 TO THE CLASS Q
             INTERNATIONAL EQUITY AND GLOBAL EQUITY FUNDS PROSPECTUS
                               DATED MARCH 1, 2003

The section entitled "Management of the Fund-Worldwide Growth Fund" on page 22 of the prospectus is deleted and and replaced with the following:

WORLDWIDE GROWTH FUND

The international portion of the Worldwide Growth Fund's assets has been managed by a team of investment professionals led by Richard T. Saler and Philip A. Schwartz since October of 2000. Messrs. Saler and Schwartz are each a Senior Vice President and Director of International Investment Strategy at ING. Prior to joining ING in July of 2000, Messrs. Saler and Schwartz were each a Senior Vice President and Director of International Equity Investment Strategy at Lexington Management Corporation which was acquired by the Adviser's parent company in July of 2000.

The domestic equity portion of the Worldwide Growth Fund's assets has been managed by a team of investment professionals led by James A. Vail since April of 2003. Mr. Vail has served as Senior Vice President and Portfolio Manager of ING since July of 2000. He is a chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 25 years of investment experience. Prior to joining ING in 2000, Mr. Vail was Vice President at Lexington, which he joined in 1991.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE